Loss per share - basic and diluted, Calculation of Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018
Calculation of loss per share [Abstract]
Loss after tax attributable to equity holders of the Company	$ (104,527)	$ (62,998)	$ (30,487)
Weighted average number of ordinary shares in issue (in shares)	158,591,356	75,871,562	45,802,880
Fully diluted average number of ordinary shares in issue (in shares)	158,591,356	75,871,562	45,802,880
Basic and diluted loss per share (in dollars per share)	$ (0.66)	$ (0.83)	$ (0.67)

[1]	see Note 27